RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

8.       RELATED PARTY BALANCES AND TRANSACTIONS

The Group accounts for related party transactions based on various services agreements and reflects for all periods presented herein. Below summarizes the major related parties and their relationships with the Group, and the nature of their services provided to the Yirendai Business:

	Relationship with the	Major transaction with the
Company name	Group	Group
CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“CreditEase Huimin”)	Consolidated VIE of CreditEase	Borrower acquisition and referral services from the Group

Tian Da Xin An	Subsidiary of consolidated VIE of CreditEase (until February 2018 )	Guarantee services

Pucheng Credit Assessment and Management (Beijing) Co., Ltd. (“Pucheng Credit”)	Consolidated VIE of CreditEase	Credit assessment and collection services and guarantee services

CreditEase Puhui	Consolidated VIE of CreditEase	Borrower acquisition and referral services to/from the Group and guarantee services

Puxin Hengye Technology Development (Beijing) Co., Ltd. (“Puxin Hengye”)	Subsidiary of CreditEase	System support services

CreditEase Zhuoyue Wealth Investment & Management (Beijing) Co., Ltd. (“CreditEase Zhuoyue”)	Consolidated VIE of CreditEase	Investor acquisition and referral services

Beijing Zhicheng Credit Service Co., Ltd. (“Beijing Zhicheng”)	Consolidated VIE of CreditEase	Identity verification services

CreditEase	Parent Company	Paid in capital and loan

Hainan CreditEase Puhui Small Loan Co., Ltd. (“Hainan CreditEase”)	Consolidated VIE of CreditEase	Collection of fee from customer on behalf of the Group

CreditEase Bocheng Insurance Sales and Service Co., Ltd. (“CreditEase Bocheng”)	Consolidated VIE of CreditEase	Customer referral services from the Group

CreditEase Wealth Management (Hong Kong) Co., Ltd. (“CreditEase Wealth Management”)	Consolidated VIE of CreditEase	Medical insurance payment

The following table presents information about cost and expense incurred for services provided by CreditEase for the years ended December 31, 2016, 2017 and 2018, which will be continuously provided by CreditEase:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Collection service	11,895	96,276	280,880
Acquisition and referral service	818,678	1,080,731	959,232
System support service	72,023	133,184	125,387
Credit assessment service	9,140	15,359	12,754
Cash process service	—	377	—

Total cost and expense	911,736	1,325,927	1,378,253

The Group also provides borrower/customer acquisition and referral services to CreditEase Puhui from April 1, 2015, CreditEase Huimin from February 1, 2017, and CreditEase Bocheng from May 1, 2017. The borrowers’ acquisition and referral revenue amounted to RMB1,931,  RMB19,945 and RMB385 for the years ended December 31, 2016, 2017 and 2018, respectively.

In addition, the Group obtained a worldwide and royalty-free license from CreditEase to use its trademarks and used the proprietary systems developed by CreditEase free of charge.

From August 2017 to December 2017, the Group cooperated with Chouzhou Bank. Under the arrangement, the Group is obligated to repay the bank on behalf of defaulting borrowers if any repayment is 80 days overdue and upon the full repayment, the Group will obtain the creditor’s rights in respect of relevant default amount. The Group's affiliates, Pucheng Credit and CreditEase Puhui, provide joint-guarantee with the Group, free of charge.

Details of related party balances as of December 31, 2017 and 2018 are as follows:

(i)	Amounts due from related parties

	December 31,	December 31,
	2017	2018
	RMB	RMB
CreditEase Huimin (Note a)	16,875	17,111
CreditEase Bocheng	13	3
Pucheng Credit (Note b)	100,334	104,350

Total	117,222	121,464

(ii)	Amounts due to related parties

	December 31,	December 31,
	2017	2018
	RMB	RMB
CreditEase Puhui (Notes c and d)	53,536	116,839
Puxin Hengye (Note c)	9,273	4,183
Pucheng Credit (Note c)	6,738	100,471
Beijing Zhicheng (Note c)	1,390	2,410
CreditEase Zhuoyue (Note c)	682	—
Tian Da Xin An (Note e)	2,657	—
Hainan CreditEase (Note f)	2,268	6,753
Total	76,544	230,656
(a)	Amounts due from CreditEase Huimin relate to borrowers referral service provided by the Group.
(b)

Amounts due from Pucheng Credit relate to the loan provided by the Group. This is a one-year loan with an annual interest rate of 4.35%. The principal and accrued interests of which will be paid upon maturity. The agreement has been renewed at the date of expiry with the same clauses.

(c)

Amounts relate to the provision of credit assessment, collection, system support, identity verification, borrowers and investors acquisition and referral services by the related parties to Heng Cheng and Heng Ye.

(d)

Since April 2015, the Group also provides borrower acquisition and referral service to CreditEase Puhui, receivables from CreditEase Puhui in relation to such service is netted off with amount due to CreditEase Puhui.

(e)

Under the guarantee model, for providing the guarantee service to the investors on the principal and interest, Tian Da Xin An charges the investors at a rate of 10% based on monthly interest on loans as servicing fee, which is to be collected by the Group on behalf of the guarantee company. The Group pays the investors the principal and interest on loans that default, and collects the associated unpaid transaction fee in accordance with the guarantee arrangement from Tian Da Xin An. The balance of amount due to Tian Da Xin An  as of December 31, 2017 represents the net amount of service fee payable and the receivable amount arising from guarantee service, including default principal and interest on loans as well as the associated default uncollectible transaction fee. Since February 2018, Tian Da Xin An is no longer a related party of the Group as the shareholders of Tian Da Xin An was changed into unrelated parties.

(f)	Amounts due to Hainan CreditEase mainly represent fees collected from customer on behalf of Hainan CreditEase.